Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	2,595,319
Proposed Maximum Offering Price per Unit	0.41
Maximum Aggregate Offering Price	$ 1,064,080.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 146.95
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional shares of common stock of Autonomix Medical, Inc. (the "Registrant") that may be granted under the Registrant's 2023 Stock Plan (the "Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Represents 2,595,319 shares of common stock that were added to the shares reserved for future issuance under the Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended, and based on $0.41 per share, the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Capital Market on March 31, 2026. (4) We do not have any fee offsets.